Consolidated Interim Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 95,847	$ 82,981	$ 264,152	$ 259,360
Operating expenses:
Cost of revenue	(27,888)	(24,794)	(75,700)	(79,072)
Sales and marketing	(15,736)	(9,161)	(42,961)	(35,795)
Research and development	(4,192)	(3,242)	(9,879)	(11,387)
General and administrative	(13,025)	(10,481)	(38,652)	(30,447)
Other income	28	97	213	350
Other expense	(47)	(58)	(141)	(153)
Total operating expenses	(60,860)	(47,639)	(167,120)	(156,504)
Operating profit	34,987	35,342	97,032	102,856
Finance income	4,526	751	12,872	15,716
Finance cost	1,610	(2,193)	(5,383)	(3,781)
Profit before income tax	41,123	33,900	104,521	114,791
Income tax expense	(8,362)	(8,785)	(25,974)	(26,128)
Profit for the interim period	32,761	25,115	78,547	88,663
Other comprehensive income (loss):
Pension adjustments, net of tax	39	102	139	303
Gain (loss) on foreign currency translation	(1,920)	4,951	5,207	(733)
Total comprehensive income for the interim period	30,880	30,168	83,893	88,233
Profit attributable to:
DoubleDown Interactive Co., Ltd.	32,721	25,014	78,409	88,421
Non-controlling interests	40	101	138	242
Total comprehensive income attributable to:
DoubleDown Interactive Co., Ltd.	30,840	30,068	83,755	88,054
Non-controlling interests	$ 40	$ 100	$ 138	$ 179
Earnings per share:
Basic (in dollars per share)	$ 13.21	$ 10.10	$ 31.65	$ 35.69
Diluted (in dollars per share)	$ 13.21	$ 10.10	$ 31.65	$ 35.69